Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between “compensation actually paid” to our principal executive officer (“PEO”) and the other NEOs, calculated in accordance with Item 402(v) of Regulation S-K, and certain financial performance measures.

					Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(1) ($)	Average Compensation Actually Paid to non-PEO Named Executive Officers(1)(2) ($)	Company TSR(3) ($)	Dow Jones U.S. Real Estate Health Care TSR(4) ($)	Net Income (Loss)(5) ($mm)	Stock Price(6) ($)

2025	15,898,816	16,614,176	3,389,455	3,600,553	37.95	163.81	(277.0)	5.00
2024	16,388,255	17,144,799	3,005,335	2,801,115	28.07	120.49	(2,410.3)	3.95
2023	17,854,051	1,210,213	6,165,180	2,417,281	31.62	93.29	(556.5)	4.91
2022	16,025,513	(8,729,616)	6,192,126	(4,100,450)	63.54	81.93	902.6	11.14
2021	17,036,629	33,684,966	7,148,640	13,836,026	124.60	104.84	656.0	23.63

(1)
For fiscal years 2021, 2022, 2023, 2024, and 2025 our PEO was Edward K. Aldag, Jr., Chairman, President, and CEO. For fiscal years 2020, 2021, and 2022, our other NEOs were R. Steven Hamner, EVP and CFO, and Emmett E. McLean, EVP, COO and Secretary. For 2023, our other NEOs were R. Steven Hamner, EVP and CFO; Emmett E. McLean, EVP, COO and Secretary; J. Kevin Hanna, SVP, Controller and Chief Accounting Officer; Rosa H. Hooper, SVP, Operations and Secretary; and Larry H. Portal, SVP, Senior Advisor to the CEO. For 2024, our other NEOs were R. Steven Hamner, EVP and CFO; J. Kevin Hanna, SVP, Controller and Chief Accounting Officer; Rosa H. Hooper, SVP, Operations and Secretary; and Larry H. Portal, SVP, Senior Advisor to the CEO. For 2025, our other NEOs were R. Steven Hamner, EVP and CFO; J. Kevin Hanna, SVP, Controller and Chief Accounting Officer; Charles Lambert, SVP, of Finance and Treasurer; and Larry H. Portal, SVP, Senior Advisor to the CEO.
(2)
The amounts reported represent the “compensation actually paid”, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid:

Adjustments to Determine Compensation “Actually Paid” for PEO (a)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total Compensation	15,898,816	16,388,255	17,854,051	16,025,513	17,036,629
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(10,745,109)	(12,689,910)	(13,940,389)	(12,380,300)	(12,928,532)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	8,230,653	13,152,863	6,591,933	8,396,220	24,565,926
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	3,844,743	(702,208)	(7,976,051)	(20,548,139)	4,166,464
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,128,854	1,098,069	607,840	762,900	1,047,721
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Met During Fiscal Year	336,881	19,429	(348,168)	(985,810)	(203,242)
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(2,080,662)	(121,699)	(1,579,003)	-	-
Compensation Actually Paid	16,614,176	17,144,799	1,210,213	(8,729,616)	33,684,966

Adjustments to Determine Average Compensation “Actually Paid” for Non-PEOs Named Executive Officers (Average) (a)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total Compensation	3,389,455	3,005,335	6,165,180	6,192,126	7,148,640
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,741,727)	(1,586,239)	(4,707,529)	(4,531,857)	(5,249,546)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	1,382,387	1,644,108	1,879,478	3,039,094	9,729,908
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	625,308	(387,310)	(938,459)	(8,678,809)	1,874,864
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	192,915	137,259	423,824	276,519	422,195
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Met During Fiscal Year	50,175	4,210	(413,639)	(397,523)	(90,035)
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(297,960)	(16,248)	(178,397)	-	-
Dividends Paid on Outstanding and Unvested Stock Awards	—	—	186,823	-	-

Compensation Actually Paid	3,600,553	2,801,115	2,417,281	(4,100,450)	13,836,026

(a)
In making each of the adjustments, the “value” of an equity award is the fair value of the award on the applicable date determined in accordance with ASC 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. The valuation methodology used to calculate fair values did not materially differ from that disclosed at the time of grant. For more information on the valuation of our equity awards, please see the notes to our financial statements included in our Annual Report on Form 10-K for each respective fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement
(3)
Company TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price of our common stock at the end and the beginning of the measurement period.
(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Real Estate Health Care Index, a published industry index.
(5)
The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year as reported on our Annual Report on Form 10-K.
(6)
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that stock price is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure that is not otherwise required to be disclosed in the Pay Versus Performance table used by the Company to link compensation actually paid to the Company’s NEOs, computed in accordance with Item 402(v) of Regulation S-K, for the most recently completed fiscal year, to Company performance. The Company utilizes TSR as a performance metric in the 2025 TSR Performance Awards ; TSR impacts the value of all equity awards granted to the NEOs.

Company Selected Measure Name	stock price
Named Executive Officers, Footnote	For fiscal years 2021, 2022, 2023, 2024, and 2025 our PEO was Edward K. Aldag, Jr., Chairman, President, and CEO. For fiscal years 2020, 2021, and 2022, our other NEOs were R. Steven Hamner, EVP and CFO, and Emmett E. McLean, EVP, COO and Secretary. For 2023, our other NEOs were R. Steven Hamner, EVP and CFO; Emmett E. McLean, EVP, COO and Secretary; J. Kevin Hanna, SVP, Controller and Chief Accounting Officer; Rosa H. Hooper, SVP, Operations and Secretary; and Larry H. Portal, SVP, Senior Advisor to the CEO.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Real Estate Health Care Index, a published industry index.
PEO Total Compensation Amount	$ 15,898,816	$ 16,388,255	$ 17,854,051	$ 16,025,513	$ 17,036,629
PEO Actually Paid Compensation Amount	$ 16,614,176	17,144,799	1,210,213	(8,729,616)	33,684,966
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation “Actually Paid” for PEO (a)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total Compensation	15,898,816	16,388,255	17,854,051	16,025,513	17,036,629
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(10,745,109)	(12,689,910)	(13,940,389)	(12,380,300)	(12,928,532)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	8,230,653	13,152,863	6,591,933	8,396,220	24,565,926
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	3,844,743	(702,208)	(7,976,051)	(20,548,139)	4,166,464
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,128,854	1,098,069	607,840	762,900	1,047,721
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Met During Fiscal Year	336,881	19,429	(348,168)	(985,810)	(203,242)
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(2,080,662)	(121,699)	(1,579,003)	-	-
Compensation Actually Paid	16,614,176	17,144,799	1,210,213	(8,729,616)	33,684,966

Non-PEO NEO Average Total Compensation Amount	$ 3,389,455	3,005,335	6,165,180	6,192,126	7,148,640
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,600,553	2,801,115	2,417,281	(4,100,450)	13,836,026
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Average Compensation “Actually Paid” for Non-PEOs Named Executive Officers (Average) (a)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table Total Compensation	3,389,455	3,005,335	6,165,180	6,192,126	7,148,640
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,741,727)	(1,586,239)	(4,707,529)	(4,531,857)	(5,249,546)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	1,382,387	1,644,108	1,879,478	3,039,094	9,729,908
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	625,308	(387,310)	(938,459)	(8,678,809)	1,874,864
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	192,915	137,259	423,824	276,519	422,195
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Met During Fiscal Year	50,175	4,210	(413,639)	(397,523)	(90,035)
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(297,960)	(16,248)	(178,397)	-	-
Dividends Paid on Outstanding and Unvested Stock Awards	—	—	186,823	-	-

Compensation Actually Paid	3,600,553	2,801,115	2,417,281	(4,100,450)	13,836,026

(a)
In making each of the adjustments, the “value” of an equity award is the fair value of the award on the applicable date determined in accordance with ASC 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. The valuation methodology used to calculate fair values did not materially differ from that disclosed at the time of grant. For more information on the valuation of our equity awards, please see the notes to our financial statements included in our Annual Report on Form 10-K for each respective fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Important Financial Measures

The following are the measures that we have determined represent the most important performance measures used to link compensation actually paid to Company performance for 2025:

Most Important Measures for 2025
Stock Price	1-Year and 3-Year TSR (Absolute and Relative)
EBITDA	Net Debt
Strategic Transactions	Near-Term Maturities

Total Shareholder Return Amount	$ 37.95	28.07	31.62	63.54	124.6
Peer Group Total Shareholder Return Amount	163.81	120.49	93.29	81.93	104.84
Net Income (Loss)	$ (277,000,000)	$ (2,410,300,000)	$ (556,500,000)	$ 902,600,000	$ 656,000,000
Company Selected Measure Amount	5	3.95	4.91	11.14	23.63
PEO Name	Edward K. Aldag, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Strategic Transactions
Measure:: 4
Pay vs Performance Disclosure
Name	1-Year and 3-Year TSR (Absolute and Relative)
Measure:: 5
Pay vs Performance Disclosure
Name	Net Debt
Measure:: 6
Pay vs Performance Disclosure
Name	Near-Term Maturities
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,745,109)	$ (12,689,910)	$ (13,940,389)	$ (12,380,300)	$ (12,928,532)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,230,653	13,152,863	6,591,933	8,396,220	24,565,926
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,844,743	(702,208)	(7,976,051)	(20,548,139)	4,166,464
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,128,854	1,098,069	607,840	762,900	1,047,721
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	336,881	19,429	(348,168)	(985,810)	(203,242)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,080,662)	(121,699)	(1,579,003)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,741,727)	(1,586,239)	(4,707,529)	(4,531,857)	(5,249,546)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,382,387	1,644,108	1,879,478	3,039,094	9,729,908
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	625,308	(387,310)	(938,459)	(8,678,809)	1,874,864
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	192,915	137,259	423,824	276,519	422,195
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,175	4,210	(413,639)	(397,523)	(90,035)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(297,960)	(16,248)	(178,397)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 186,823	$ 0	$ 0